Goodwill and Intangible Assets, Net - Narrative (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Goodwill	$ 97,711,000		$ 97,711,000		$ 70,351,000
Amortization on intangible assets	2,834,000	2,193,000	8,786,000	4,638,000
Goodwill impairment			0	0
Impairment on finite-lived intangible assets			736,000
Luxembourg reinsurance subsidiaries
Related Party Transaction [Line Items]
Goodwill	41,700,000		41,700,000
Reciprocal Exchanges
Related Party Transaction [Line Items]
Amortization on intangible assets	$ 353,000		$ 353,000